Identifiable Intangible Assets, net (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill And Intangible Assets [Line Items]
Finite-lived intangible assets, Gross	$ 2,823,756	$ 2,323,087	$ 2,286,085
Finite-lived intangible assets, Accumulated Amortization	(705,683)	(658,875)	(495,914)
Total finite-lived intangible assets	2,118,073	1,664,212	1,790,171
Indefinite-lived intangible assets, gross		164,428
Intangible assets, Gross	2,988,031	2,487,515	2,454,434
Total intangible assets	2,282,348	$ 1,828,640	1,958,520
Remaining Weighted - Average Amortization Period (in years)		13 years 29 days
Minimum
Goodwill And Intangible Assets [Line Items]
Remaining Weighted - Average Amortization Period (in years)		2 years
Maximum
Goodwill And Intangible Assets [Line Items]
Remaining Weighted - Average Amortization Period (in years)		20 years
Customer relationships
Goodwill And Intangible Assets [Line Items]
Finite-lived intangible assets, Gross	656,500	$ 280,493	291,503
Finite-lived intangible assets, Accumulated Amortization	(182,765)	(180,571)	(164,611)
Total finite-lived intangible assets	$ 473,735	$ 99,922	126,892
Remaining Weighted - Average Amortization Period (in years)	4 years	12 years 8 months 12 days
Databases and content
Goodwill And Intangible Assets [Line Items]
Finite-lived intangible assets, Gross	$ 1,802,169	$ 1,755,323	1,725,878
Finite-lived intangible assets, Accumulated Amortization	(370,220)	(342,385)	(233,733)
Total finite-lived intangible assets	1,431,949	$ 1,412,938	1,492,145
Remaining Weighted - Average Amortization Period (in years)		13 years 9 months 18 days
Computer software
Goodwill And Intangible Assets [Line Items]
Finite-lived intangible assets, Gross	330,318	$ 285,701	268,704
Finite-lived intangible assets, Accumulated Amortization	(152,114)	(135,919)	(97,570)
Total finite-lived intangible assets	178,204	$ 149,782	171,134
Remaining Weighted - Average Amortization Period (in years)		3 years 10 months 20 days
Trade names
Goodwill And Intangible Assets [Line Items]
Finite-lived intangible assets, Gross		$ 1,570
Total finite-lived intangible assets		1,570
Indefinite-lived intangible assets, gross		164,428	$ 168,349
Intangible assets, Gross	164,275	164,428
Total intangible assets	$ 164,275	$ 164,428
Remaining Weighted - Average Amortization Period (in years)		18 years